UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.   20549

                              FORM 13F

                        FORM 13F COVER PAGE

    Report for Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ]  is a restatement.
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lighthouse Capital Management, Inc.
Address: 10000 Memorial Drive
         Suite 660
         Houston, TX  77024

13F File Number:  28-5076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on the behalf of Reporting Manager:

Name:    Christine Cobb
Title:   Chief Financial Officer
Phone:   713-688-6881
Signature, Place, and Date of Signing:

    /s/ Christine Cobb   Houston, Texas   Feb 4, 2000

Report Type  (Check only one.):

[ X]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of other managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE



Report Summary:

Number of other Included Managers:	0
Form 13F Information Table Entry Total: 61
Form 13F Information Table Value Total: $89,476

List of Other Included Managers:

     No.   13F File Number        Name

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AgnicoEagl 3.50% 1/04          Conv Bonds       008474AA6      770  1163000 SH       SOLE                  1163000
Altera                         Common Stocks    021441100      921    18575 SH       SOLE                    18575
American Freightways           Common Stocks    02629V108      909    56175 SH       SOLE                    56175
Anadarko Petroleum             Common Stocks    032511107     2546    74600 SH       SOLE                    74600
Analog Devices                 Common Stocks    032654105     1748    18800 SH       SOLE                    18800
Aventis ADS                    Common Stocks    053561106     2275    40000 SH       SOLE                    40000
Avteam, Inc.                   Common Stocks    054527205      758   141000 SH       SOLE                   141000
Barrett Resources              Common Stocks    068480201     1337    45425 SH       SOLE                    45425
Barrick Gold                   Common Stocks    067901108     2928   165550 SH       SOLE                   165550
Basin Exploration              Common Stocks    070107107     3076   174550 SH       SOLE                   174550
BE Aerospace                   Common Stocks    073302101      937   111050 SH       SOLE                   111050
Benton Oil & Gas               Common Stocks    083288100      301   155300 SH       SOLE                   155300
Burr-Brown                     Common Stocks    122574106     1187    32862 SH       SOLE                    32862
Capital Senior Living          Common Stocks    140475104      705   139250 SH       SOLE                   139250
Carematrix                     Common Stocks    141706101      571   228350 SH       SOLE                   228350
CEC Entertainment              Common Stocks    125137109     1805    63910 SH       SOLE                    63910
Claire's Stores                Common Stocks    179584107     1369    61200 SH       SOLE                    61200
CNF Transportation             Common Stocks    12612W104      725    21000 SH       SOLE                    21000
Coeur D' 6.375% 1/04           Conv Bonds       192108AE8      282   529000 SH       SOLE                   529000
Cryolife                       Common Stocks    228903100     1745   148500 SH       SOLE                   148500
Daimler Chrysler               Common Stocks    D1668R123     2176    27900 SH       SOLE                    27900
Delta & Pine Land Co.          Common Stocks    247357106     1354    77900 SH       SOLE                    77900
Developers Diversified Realty  Common Stocks    251591103      733    56900 SH       SOLE                    56900
DLJ High Yield Bond Fund       Closed-end Funds 23322Y108     1351   200200 SH       SOLE                   200200
Equity Residential Prop Trust  Common Stocks    29476L107     1003    23500 SH       SOLE                    23500
First Industrial Realty Trust  Common Stocks    32054K103      922    33600 SH       SOLE                    33600
GelTex Pharmaceuticals         Common Stocks    368538104     1683   131375 SH       SOLE                   131375
Informix                       Common Stocks    456779107     2270   198450 SH       SOLE                   198450
J B Hunt Transportation        Common Stocks    445658107     1275    92100 SH       SOLE                    92100
Jack in the Box                Common Stocks    466367109     1291    62400 SH       SOLE                    62400
Jones Apparel                  Common Stocks    480074103     1216    44840 SH       SOLE                    44840
Kennedy-Wilson                 Common Stocks    489399204      866   108300 SH       SOLE                   108300
Labor Ready                    Common Stocks    505401208     2292   189000 SH       SOLE                   189000
Lone Star Steakhouse           Common Stocks    542307103      339    38050 SH       SOLE                    38050
Louis Dryfus Natural Gas       Common Stocks    546011107     1522    83950 SH       SOLE                    83950
Managed High Income Portfolio  Closed-end Funds 56166C105     1473   181332 SH       SOLE                   181332
Maxim Pharmaceutical           Common Stocks    57772M107     2242   112100 SH       SOLE                   112100
Mitcham Industries             Common Stocks    606501104      966   280900 SH       SOLE                   280900
Nautica Enterprises            Common Stocks    639089101     1109    98050 SH       SOLE                    98050
Nuevo Energy                   Common Stocks    670509108     3236   172560 SH       SOLE                   172560
Ocular Sciences                Common Stocks    675744106     1703    90200 SH       SOLE                    90200
OEA                            Common Stocks    670826106      461    94600 SH       SOLE                    94600
Pacific Century                Common Stocks    694058108      936    50100 SH       SOLE                    50100
Patina Oil & Gas               Common Stocks    703224105     1820   211050 SH       SOLE                   211050
Placer Dome                    Common Stocks    725906101     2209   205475 SH       SOLE                   205475
Plains All Amern Pipeline LP   Common Stocks    726503105     3670   282300 SH       SOLE                   282300
Plains Resources               Common Stocks    726540503     2098   167800 SH       SOLE                   167800
Pogo Producing                 Common Stocks    730448107     3308   162350 SH       SOLE                   162350
Potash Corp Saskatchewan       Common Stocks    73755L107     2167    44975 SH       SOLE                    44975
Progress Software              Common Stocks    743312100     3797   133800 SH       SOLE                   133800
Prudent Bear Fund              Mutual Funds     744294109      693   187695 SH       SOLE                   187695
Public Storage                 Common Stocks    74460D109     1382    60900 SH       SOLE                    60900
Quanex 6.88% 6/07              Conv Bonds       747620AC6      841   860500 SH       SOLE                   860500
Remedy Temp                    Common Stocks    759549108     1975   103925 SH       SOLE                   103925
Rydex Ursa Fund                Mutual Funds     783554405      243    31134 SH       SOLE                    31134
St. Jude Medical               Common Stocks    790849103     1742    56750 SH       SOLE                    56750
St. Mary Land & Exploration Co Common Stocks    792228108      843    34050 SH       SOLE                    34050
Suiza Foods                    Common Stocks    865077101     1548    39075 SH       SOLE                    39075
Tarrant Apparel Group          Common Stocks    876289109      942    97900 SH       SOLE                    97900
Toys "R" Us                    Common Stocks    892335100      274    19150 SH       SOLE                    19150
Xoma LTD                       Common Stocks    983907106      611   203675 SH       SOLE                   203675